RESTATEMENT OF FINANCIAL STATEMENTS (Statements of Cash Flows) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities	$ 80,661	$ 19,421	$ 100,134
Contribution of tax effect of C-Corp conversion			105,659
Net income	3,471	59,800	247,313
Stock issued for services	28,438	48,000	2,880
Deferred tax asset		12,862	62,663
Accounts payable and accrued interest payable	(39,530)	(83,807)	403,955
Other liabilities	73,292	7,825	(17,152)
Originally Reported [Member]
Cash flows from operating activities			100,142
Contribution of tax effect of C-Corp conversion
Net income			419,493
Stock issued for services
Deferred tax asset
Accounts payable and accrued interest payable			403,851
Other liabilities			(18,018)
Restatement Adjustment [Member]
Cash flows from operating activities			(8)
Contribution of tax effect of C-Corp conversion			105,659	[1]
Net income			(172,180)	[1]
Stock issued for services			2,880	[2]
Deferred tax asset			62,663	[1]
Accounts payable and accrued interest payable			104	[3]
Other liabilities			$ 866	[3]

[1]	Reflects restatement due to the fact that the original presentation was inconsistent with Section 3410 of the SEC Financial Reporting Manual which calls for calculation of the tax effect for conversion to a C-Corp if the registrant is an S-Corp during the audit period.
[2]	Reflects restatement due to the fact that the original presentation was inconsistent with SAB Topic 4:C which calls for retroactive treatment on the balance sheet for a capital structure change (in this case the June 8, 2012 share exchange and the February 1, 2012 stock split).
[3]	Reflects immaterial rounding differences.